Acquisitions (Tables)	12 Months Ended
Mar. 31, 2020
Business Acquisition [Line Items]
Summary of Purchase Price Allocation

	Yen in millions
	Acquired assets and liabilities recorded at fair value as of acquisition date (Preliminary)	Measurement period adjustments	Acquired assets and liabilities recorded at fair value as of acquisition date (Final)
Cash and cash equivalents	12,971		12,971
Notes and accounts receivable, trade and contract assets	32,287		32,287
Prepaid expenses and other current assets	10,220	(98)	10,122
Securities investments and other	1,476		1,476
Intangibles, net	420,534		420,534
Goodwill	237,271	(1,206)	236,065
Other	10,023		10,023

Total assets	724,782	(1,304)	723,478

Notes and accounts payable, trade	1,731		1,731
Accounts payable, other and accrued expenses	70,675		70,675
Accrued income and other taxes	3,082	(69)	3,013
Long-term debt	148,621		148,621
Accrued pension and severance costs	1,947		1,947
Deferred income taxes	94,849	(1,235)	93,614
Other	5,564		5,564

Total liabilities	326,469	(1,304)	325,165

Unaudited Supplemental Pro Forma Financial Information
The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and EMI as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2018:

	Yen in millions, Yen per share amounts
	Fiscal year ended March 31
	2018	2019
Net sales	8,612,280	8,738,209
Operating income	854,786	801,973
Net income attributable to Sony Corporation’s stockholders	584,019	817,629
Per share data:
— Basic EPS	462.08	645.53
— Diluted EPS	451.88	631.55

Acquisition of equity interests in joint ventures in the life insurance business
Business Acquisition [Line Items]
Summary of Purchase Price Allocation
The following table summarizes the fair values assigned to the assets and liabilities of the JVs that were recorded in the Financial Services segment.

Yen in millions
Cash and cash equivalents	27,380
Marketable securities	530,851
Prepaid expenses and other current assets	21,933
Securities investments and other	15,329
Goodwill	3,609
Other	406

Total assets	599,508

Future insurance policy benefits and other	66,599
Policyholders’ account in the life insurance business	495,248
Other	4,979

Total liabilities	566,826